VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET	VESSELS AND EQUIPMENT, NET

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance as of December 31, 2021	3,435,885	(555,564)	2,880,321
Other additions	6,044	—	6,044
Disposals and transfer to Vessels Held for Sale*	(123,524)	30,358	(93,166)
Transfer to Vessels Held for Sale**	(17,627)	5,085	(12,542)
Depreciation	—	(114,872)	(114,872)
Balance as of December 31, 2022	3,300,778	(634,993)	2,665,785
Acquisition of vessels from H-Line	295,900	—	295,900
Purchase of Golden Hawk	15,300	—	15,300
Other additions	9,048	—	9,048
Disposals and transfer to Vessels Held for Sale*	(101,644)	30,335	(71,309)
Transfer from newbuildings	219,504	—	219,504
Transfer to Vessels Held for Sale**	(20,380)	5,894	(14,486)
Impairment	(11,780)	—	(11,780)
Depreciation	—	(120,602)	(120,602)
Balance as of December 31, 2023	3,706,726	(719,366)	2,987,360
*this line includes vessels sold and delivered to new owners during 2023 and 2022
**this line includes transfer to Vessels held for sale which are reflected on the balance sheet as of December 31, 2023 and December 31, 2022

As of December 31, 2023, we owned 19 Newcastlemaxes, 33 Capesizes and 31 Panamaxes (as of December 31, 2022: 13 Newcastlemaxes, 35 Capesizes and 27 Panamaxes).

In December 2023, we entered into an agreement to sell one Panamax vessel, Golden Bull, to an unrelated third party for a total gross amount of $16.0 million. The vessel was delivered to its new owner in February 2024, and classified as held for sale as of December 31, 2023. With reference to Note 29, "Subsequent Events", the vessel was delivered in February 2024 and we recorded a gain of $1.4 million from the sale.

In September 2023, we entered into an agreement to sell one Panamax vessel, Golden Suek, to an unrelated third party for a gross consideration of $15.0 million. The vessel was delivered to its new owner in September 2023, upon which we recorded a gain of $0.8 million from the sale.

With reference to Note 10 "Operating Leases" and Note 17 "Finance Leases", in September 2023, we declared the purchase option for Golden Hawk in the amount of $15.3 million. We paid the full amount in November 2023, upon which finance lease was terminated and we recorded additions to vessels and equipment. Further, we sold the vessel to a third-party buyer in November 2023 and recorded a gain of $5.8 million from the sale.
In March 2023, we entered into an agreement to sell two Capesize vessels, Golden Feng and Golden Shui, to an unrelated third party for an aggregate net sale price of $43.6 million. We recorded an impairment loss of $11.8 million in connection with the sale.

In February 2023, we entered into an agreement to acquire six modern 208,000 dwt Newcastlemax vessels equipped with exhaust gas cleaning systems, or scrubbers, for a total consideration of $291.0 million. The acquired vessels are chartered back to their former owner, an unrelated third party, for approximately 36 months at an average net TCE rate of just above $21,000 per day. As of December 31, 2023, six vessels were delivered to us and full consideration was paid for these vessels.

The time charter contracts attached to the six Newcastlemax vessels delivered in the year ended December 31, 2023, were valued to net $4.9 million, which was capitalized upon delivery of vessels and recorded as an asset of $2.0 million and a liability of $6.9 million.

In November 2022, we entered into an agreement to sell two Panamax vessels, Golden Ice and Golden Strength, to an unrelated third party for an aggregate sales price of $30.3 million. Upon delivery of Golden Strength in January 2023, we recorded a gain of $2.6 million from the sale. Golden Ice was delivered to its new owner in December 2022, at which time we recorded a gain of $2.8 million.

In June 2022, we entered into an agreement to sell en-bloc two Ultramax vessels, Golden Cecilie and Golden Cathrine to an unrelated third party for $63.0 million. The vessels were delivered to their new owner in the third quarter of 2022, upon which we recorded a gain of $21.9 million from the sale.

In February 2022, we entered into an agreement to sell en-bloc three older Panamax vessels, Golden Empress, Golden Enterprise and Golden Endeavour to an unrelated third party for $52.0 million. The vessels were delivered to their new owner in the second quarter of 2022 upon which we recorded a gain of $9.5 million from the sale.

With reference to Note 16, "Newbuildings", during the year ended December 31, 2023, six newbuildings were delivered to us and related accumulated costs were transferred to the "Vessel and equipment, net" in the total amount of $219.5 million.

In 2023, we capitalized a total of $3.1 million in relation to the installation of ballast water treatment systems ("BWTS") and $6.2 million in relation to the completed installation of scrubbers. In 2022 and 2021, we capitalized a total of $6.0 million and $2.9 million in relation to the installation of BWTS, respectively. We did not capitalize any amount in relation to the completed installation of scrubbers in 2022 and 2021.

Total depreciation expense for own vessels was $120.6 million, $114.9 million and $108.8 million in 2023, 2022 and 2021, respectively. For depreciation expense for finance leases, please refer to Note 17, "Finance Leases."
VESSELS HELD FOR SALE
In December 2023, we entered into an agreement to sell a Panamax vessel, Golden Bull, to an unrelated third party for a total gross amount of $16.0 million. The vessel was delivered to its new owner in February 2024 and was classified as held for sale as of December 31, 2023.
In November 2022, we entered into an agreement to sell a Panamax vessel, Golden Strength, to an unrelated third party for a total gross amount of $15.6 million. The vessel was delivered to its new owner in January 2023 and was classified as held for sale as of December 31, 2022.